Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Movements in Deferred Taxation
The movements in the deferred taxation account are as follows:

	2022	2021	2020
	RMB	RMB	RMB
At beginning of the year	(14,477)	(5,016)	2,848
Transfer to profit and loss (Note 12)	14,033	(9,685)	(7,666)
(Debit)/credit to other comprehensive income	(873)	224	(198)

At end of the year	(1,317)	(14,477)	(5,016)

Deferred Tax Balances Before Offset
Deferred tax balances before offset are attributable to the following items:

	December 31, 2022	December 31, 2021
	RMB	RMB
Deferred tax assets:
Receivables and inventories	14,479	9,124
Tax losses	1,560	1,892
Impairment, depreciation and depletion of long-term assets	10,498	8,250
Others	8,672	7,897

Total deferred tax assets	35,209	27,163

Deferred tax liabilities:
Accelerated tax depreciation	9,436	16,023
Others	27,090	25,617

Total deferred tax liabilities	36,526	41,640

Net deferred tax liabilities	(1,317)	(14,477)

Deferred Tax Balances After Offset	Deferred tax balances after offset are listed as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Deferred tax assets	19,699	12,161
Deferred tax liabilities	21,016	26,638